BORROWINGS - Corporate Borrowings (Details) $ in Millions			12 Months Ended
	Apr. 25, 2022 USD ($)	May 24, 2021 USD ($)	Dec. 31, 2023 USD ($) renewal	Jul. 27, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Nov. 14, 2022 CAD ($)	Apr. 25, 2022 CAD ($)	Feb. 24, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 528,000,000
Deferred financing costs and other			(21,000,000)		$ (23,000,000)
Current and non-current portion of corporate borrowings			4,911,000,000		3,666,000,000
Notional Amount (U.S. Dollars)			21,276,000,000		12,570,000,000
Commercial papers issued			989,000,000		464,000,000
Corporate Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Total			$ 222,000,000		96,000,000
Corporate Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.20%
Borrowings, adjustment to interest rate basis			1.20%
Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Total			$ 989,000,000		464,000,000
Commercial Paper Program | Establishment of Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Commercial papers issued								$ 1,000,000,000
Commercial Paper Program | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			6.10%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Total			$ 226,000,000		222,000,000
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Total			$ 302,000,000		295,000,000
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			3.30%
Medium-term Notes, Maturing November 31, 2027
Disclosure of detailed information about borrowings [line items]
Total			$ 340,000,000		332,000,000
Medium-term Notes, Maturing November 31, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			5.60%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Total			$ 528,000,000		517,000,000
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			4.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Total			$ 528,000,000		517,000,000
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			3.40%
Medium-term Notes, Maturing July 27, 2030
Disclosure of detailed information about borrowings [line items]
Total			$ 377,000,000		0
Notional Amount (U.S. Dollars)				$ 700
Medium-term Notes, Maturing July 27, 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			5.70%
Medium-term Notes, Maturing July 27, 2030 Tranche One
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)				$ 500
Medium-term Notes, Maturing July 27, 2030 Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				5.71%
Medium-term Notes, Maturing July 27, 2030 Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)				$ 200
Medium-term Notes, Maturing July 27, 2030 Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				5.95%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Total			$ 377,000,000		369,000,000
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			2.90%
Medium-term Notes, Maturing February 13, 2033
Disclosure of detailed information about borrowings [line items]
Total			$ 189,000,000		185,000,000
Medium-term Notes, Maturing February 13, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			6.00%
Medium-term Notes, Maturing April 25, 2034
Disclosure of detailed information about borrowings [line items]
Total			$ 302,000,000		295,000,000
Notional Amount (U.S. Dollars)							$ 600
Finance costs	$ 3,000,000
Medium-term Notes, Maturing April 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			5.40%
Medium-term Notes, Maturing April 25, 2052
Disclosure of detailed information about borrowings [line items]
Total			$ 151,000,000		147,000,000
Medium-term Notes, Maturing April 25, 2052 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			5.80%
Medium-term Notes, Maturing July 27, 2053
Disclosure of detailed information about borrowings [line items]
Total			$ 151,000,000		0
Medium-term Notes, Maturing July 27, 2053 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			6.00%
Subordinated notes, Maturing 2081
Disclosure of detailed information about borrowings [line items]
Annual rate		5.00%
Total		$ 250,000,000	$ 250,000,000		250,000,000
Debt issuance costs		$ 6,000,000
Subordinated notes, Maturing 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate			5.00%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Total			$ 4,932,000,000		3,689,000,000
Increase (decrease) in corporate borrowings			1,245,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 2,200,000,000		2,100,000,000
Basis points			0.0013
Total					96,000,000
Letter of credit outstanding amount			$ 8,000,000		12,000,000
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.20%
Borrowings, adjustment to interest rate basis			1.20%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 1,000,000,000		1,000,000,000
Total			$ 0		$ 0
Borrowings renewal | renewal			8
Borrowings, term			1 year
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.90%
Borrowings, adjustment to interest rate basis			1.90%
Medium-term Notes, Maturing November 14, 2027
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)						$ 700
Medium-term Notes, Maturing November 14, 2027 Tranche One
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)						$ 450
Medium-term Notes, Maturing November 14, 2027 Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate						5.616%
Medium-term Notes, Maturing November 14, 2027 Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)						$ 250
Medium-term Notes, Maturing November 14, 2027 Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate						5.98%
Medium-term Notes, Maturing April 25, 2034 Tranche One
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)							$ 400
Medium-term Notes, Maturing April 25, 2034 Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate							5.439%
Medium-term Notes, Maturing April 25, 2034 Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)							$ 200
Medium-term Notes, Maturing April 25, 2034 Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate							5.789%